UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
                              ---------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Mid Cap Growth Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                         Shares                   Value ($)
                                                                                  -----------------------------------------


Common Stocks 95.5%
Consumer Discretionary 20.5%
Hotels Restaurants & Leisure 7.2%
Harrah's Entertainment, Inc. (b)                                                        136,400                  9,830,348
P.F. Chang's China Bistro, Inc.* (b)                                                    302,400                 17,835,552
Station Casinos, Inc.                                                                   301,900                 20,046,160
The Cheesecake Factory, Inc.*                                                           622,350                 21,614,215
                                                                                                             -------------
                                                                                                                69,326,275

Specialty Retail 8.1%
Aeropostale, Inc.*                                                                      612,300                 20,573,280
Chico's FAS, Inc.*                                                                      772,600                 26,484,728
Urban Outfitters, Inc.* (b)                                                             542,900                 30,777,001
                                                                                                             -------------
                                                                                                                77,835,009

Textiles, Apparel & Luxury Goods 5.2%
Polo Ralph Lauren Corp.                                                                 595,500                 25,672,005
Quicksilver, Inc.*                                                                    1,543,000                 24,657,140
                                                                                                             -------------
                                                                                                                50,329,145

Consumer Staples 3.9%
Beverages 1.3%
Constellation Brands, Inc. "A"*                                                         436,800                 12,885,600
                                                                                                             -------------
Household Products 2.6%
Jarden Corp.* (b)                                                                       455,300                 24,549,776
                                                                                                             -------------
Energy 7.3%
Energy Equipment & Services 3.0%
BJ Services Co.                                                                         191,200                 10,034,176
FMC Technologies, Inc.* (b)                                                             254,100                  8,123,577
Rowan Companies, Inc.                                                                   358,300                 10,645,093
                                                                                                             -------------
                                                                                                                28,802,846

Oil, Gas & Consumable Fuels 4.3%
Peabody Energy Corp.                                                                    446,400                 23,230,656
Ultra Petroleum Corp.*                                                                  600,200                 18,222,072
                                                                                                             -------------
                                                                                                                41,452,728

Financials 6.7%
Capital Markets 4.4%
E*TRADE Financial Corp.*                                                              1,354,900                 18,955,051
Legg Mason, Inc.                                                                        228,650                 23,804,752
                                                                                                             -------------
                                                                                                                42,759,803

Diversified Financial Services 2.3%
Affiliated Managers Group, Inc.* (b)                                                    142,400                  9,730,192
Calamos Asset Management, Inc. "A"                                                      460,200                 12,535,848
                                                                                                             -------------
                                                                                                                22,266,040

Health Care 26.4%
Biotechnology 5.3%
Charles River Laboratories International, Inc.*                                         346,900                 16,737,925
Genzyme Corp.*                                                                          287,800                 17,293,902
Invitrogen Corp.* (b)                                                                   211,900                 17,649,151
                                                                                                             -------------
                                                                                                                51,680,978

Health Care Equipment & Supplies 5.6%
Beckman Coulter, Inc.                                                                   237,500                 15,097,875
C.R. Bard, Inc.                                                                         287,400                 19,114,974
Fisher Scientific International, Inc.*                                                  306,600                 19,898,340
                                                                                                             -------------
                                                                                                                54,111,189

Health Care Providers & Services 12.7%
AMERIGROUP Corp.*                                                                       468,800                 18,845,760
Community Health Systems, Inc.* (b)                                                     531,600                 20,089,164
Coventry Health Care, Inc.*                                                             347,400                 24,578,550
DaVita, Inc.*                                                                           425,400                 19,347,192
Omnicare, Inc.                                                                          469,800                 19,933,614
Triad Hospitals, Inc.*                                                                  363,700                 19,872,568
                                                                                                             -------------
                                                                                                               122,666,848

Pharmaceuticals 2.8%
Celgene Corp.*                                                                          653,200                 26,630,964
                                                                                                             -------------
Industrials 5.1%
Construction & Engineering 1.1%
Chicago Bridge & Iron Co., NV (New York Shares)                                         445,200                 10,177,272
                                                                                                             -------------
Machinery 4.0%
Joy Global, Inc.                                                                        259,000                  8,699,810
Oshkosh Truck Corp.                                                                     241,200                 18,881,136
Terex Corp.*                                                                            282,700                 11,138,380
                                                                                                             -------------
                                                                                                                38,719,326

Information Technology 21.3%
Communications Equipment 3.3%
Comverse Technologies, Inc.*                                                            831,100                 19,655,515
Foundry Networks, Inc.*                                                               1,376,400                 11,878,332
                                                                                                             -------------
                                                                                                                31,533,847

Computers & Peripherals 4.9%
Avid Technology, Inc.* (b)                                                              292,200                 15,568,416
NCR Corp.*                                                                              532,300                 18,694,376
QLogic Corp.*                                                                           427,300                 13,190,751
                                                                                                             -------------
                                                                                                                47,453,543

Internet Software & Services 1.6%
VeriSign, Inc.*                                                                         541,100                 15,562,036
                                                                                                             -------------
IT Consulting & Services 1.0%
Cognizant Technology Solutions Corp. "A"*                                               199,400                  9,397,722
                                                                                                             -------------
Semiconductors & Semiconductor Equipment 5.5%
Broadcom Corp. "A"*                                                                     512,200                 18,188,222
International Rectifier Corp.*                                                          334,400                 15,957,568
Linear Technology Corp. (b)                                                             518,800                 19,034,772
                                                                                                             -------------
                                                                                                                53,180,562

Software 5.0%
Activision, Inc.*                                                                       610,500                 10,085,460
Business Objects SA (ADR)* (b)                                                          618,000                 16,253,400
Cognos, Inc.*                                                                           364,000                 12,426,960
Symantec Corp.*                                                                         458,000                  9,956,920
                                                                                                             -------------
                                                                                                                48,722,740

Materials 1.8%
Containers & Packaging
Packaging Corp. of America                                                              805,200                 16,949,460
                                                                                                             -------------
Telecommunication Services 2.5%
Wireless Telecommunication Services
Nextel Partners, Inc. "A"*                                                              941,100                 23,687,487
                                                                                                             -------------

Total Common Stocks (Cost $706,035,538)                                                                        920,681,196
                                                                                                             -------------
Preferred Stocks 0.0%
Information Technology 0.0%
Software
FusionOne "D"* (e)                                                                      690,608                     22,099
                                                                                                             -------------
Telecommunication Services 0.0%
Diversified Telecommunication Services
Convergent Networks, Inc. "D"* (e)                                                      345,565                     31,101
                                                                                                             -------------

Total Preferred Stocks (Cost $3,750,001)                                                                            53,200
                                                                                                             -------------
Securities Lending Collateral 8.4%
Scudder Daily Assets Fund Institutional, 3.19% (c)(d)
(Cost $80,866,127)                                                                   80,866,127                 80,866,127
                                                                                                             -------------
Cash Equivalents 4.1%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $40,037,426)                                                                   40,037,426                 40,037,426
                                                                                                             -------------

                                                                                           % of
                                                                                        Net Assets             Value ($)
                                                                                        ----------             ---------

Total Investment Portfolio  (Cost $830,689,092)                                           108.0              1,041,637,949
Other Assets and Liabilities, Net                                                          -8.0                -77,081,422
                                                                                                             -------------
Net Assets                                                                                100.0                964,556,527
                                                                                                             =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $79,079,903 which is 8.2% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) The fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities in uncertain and there may be changes in the estimated value of these securities.


Schedule of Restricted Securities

------------------------------------------------------------------------------------------------
                                    Acquisition                     Acquisition    Value as % of
Securities                           Date                   Cost     Value ($)       Net Assets
------------------------------------------------------------------------------------------------
Convergent Networks, Inc. "D"       September 2000                 -     31,101          0.003%
FusionOne "D"                       October 2000           3,750,001     22,099          0.002%
------------------------------------------------------------------------------------------------
Total Restricted Securities                                              53,200          0.005%
------------------------------------------------------------------------------------------------

ADR:  American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Mid Cap Growth Fund, a series of
                                    Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Mid Cap Growth Fund, a series of
                                    Scudder Advisor Funds


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005